Annual Total Returns - Tech Hardware Portfolio [BarChart] - 02.28 Select Portfolios: Group 7 Information Technology Sector Combo PRO-21 - Tech Hardware Portfolio - Tech Hardware Portfolio-Default	Nov. 12, 2021
Bar Chart Table:
Annual Return 2011	(4.48%)
Annual Return 2012	14.26%
Annual Return 2013	31.09%
Annual Return 2014	14.73%
Annual Return 2015	(13.80%)
Annual Return 2016	15.81%
Annual Return 2017	33.74%
Annual Return 2018	(5.88%)
Annual Return 2019	40.04%
Annual Return 2020	45.90%